Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of loss per share
	December 31, 2021	December 31, 2020	December 31, 2019
Loss attributable to owners of the Company	(17,390,166)	(8,200,165)	(6,631,901)
Weighted average number of shares outstanding	13,246,281	6,014,146	2,909,056
Basic and diluted loss per share	(1.31)	(1.36)	(2.28)